Document and Entity Information	Oct. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 19, 2020
Entity File Number	001-36473
Entity Registrant Name	Trinseo S.A.
Entity Incorporation, State or Country Code	N4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1000 Chesterbrook Boulevard, Suite 300,
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	240-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	TSE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001519061
Amendment Flag	true
Amendment Description	This Amendment to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Trinseo S.A. (the “Company”) on October 19, 2020 (the “Original Form 8-K”). The Original Form 8-K inadvertently reported the "Date of Report (Date of earliest event reported)" on the cover page as October 15, 2020, when it should have been reported as October 19, 2020. The sole purpose of this Amendment is to correct the incorrect date. No other changes are being made to the Original Form 8-K by this Amendment.